Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	XBP Europe Holdings, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-1 (File No. 333-276213) (the “Registration Statement”) is filed solely to amend Item 16(a) of Part II thereof and to file certain exhibits thereto. The remainder of the Registration Statement, including the prospectus that forms a part of the Registration Statement, is unchanged and has therefore been omitted. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits
Entity Central Index Key	0001839530
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE